Commitments and Contingencies (Details)				12 Months Ended
	Jul. 17, 2026 USD ($)	Jul. 17, 2026 JPY (¥)	Apr. 21, 2026 JPY (¥)	Apr. 30, 2026 USD ($)	Apr. 30, 2026 JPY (¥)	Apr. 30, 2025 JPY (¥)
Commitments and contingencies [Line Items]
Monetary damages amount			¥ 4,495,000	$ 2,925,747
Restricted cash				$ 200,985	¥ 31,486,253	¥ 31,486,253
Subsequent Event [Member]
Commitments and contingencies [Line Items]
Aggregate were temporarily seized	$ 127,665	¥ 20,000,000